Schedule of Related Parties Balances and Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Stockholders’ loans			$ 162
Stock based compensation		534
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables		11	2
Payables		22	60
Accrued expenses		31	7
Payroll and related		14	16
Stockholders’ loans		161	162
Subcontractors and professional expenses	[1]	347	461
Salaries and related expenses	[2]	439	651
Stock based compensation	[3]	1,459	1,105
Rent and Maintenance	[4]	80	51
Interest expenses, see note 8		$ 5	$ 6

[1]	For the years ended December 31, 2023, and 2022, the Company paid to two directors and one shareholder of the Parent Company an aggregate consideration of US$161 thousand and US$220 thousand, respectively, in respect of research and development services.
[2]	For the year ended December 31, 2023, the Company paid to four of its officers, salary and related expenses totaled to US$439 thousand.
[3]	Following the adoption of the 2020 Incentive Stock Plan by the Parent Company on December 23, 2020, and the adoption of the sub plan (the “Israeli appendix”) on April 29, 2021, the Parent Company granted during the year 2023 to its officer and shareholder and his relative 1,636,000 options to purchase shares of Common Stock (See also note 9-C).
[4]	For the years ended December 31, 2023, and 2022, the Company paid a yearly amount of US$80 thousand and US$ 51 to an entity controlled by two of the Company’s directors for rent and office services, respectively.